Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Taxes Tables
Deferred tax asset

The components of the Company's deferred tax asset are as follows:

	September 30,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$879,200	$675,610

Net deferred tax assets before valuation allowance	$879,200	$675,610
Less: Valuation allowance	(879,200)	(675,610)
Net deferred tax assets	$-	$-

The components of the Company’s deferred tax asset are as follows:

	December 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carry forwards	$675,610	$457,320

Net deferred tax assets before valuation allowance	$675,610	$457,320
Less: Valuation allowance	(675,610)	(457,320)
Net deferred tax assets	$-	$-

Reconciliation between the amounts of income tax

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and state statutory income tax rate to pre-tax loss is as follows:

	September 30,	December 31,
	2015	2014

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	December 31,	December 31,
	2014	2013

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)